Long-term debt and other financial liabilities - Long -term debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Loans	$ 1,310,130	$ 1,380,648
Less: Deferred finance costs, net	(6,767)	(7,461)
Total long-term debt	1,303,363	1,373,187
Less: Current portion of debt	(193,685)	(175,062)
Add: Deferred finance costs, current portion	2,082	2,126
Long-term debt, net of current portion and deferred finance costs	$ 1,111,760	$ 1,200,251